DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 5.3%
Beijing Enlight Media Co. Ltd., Class A	51,300	$121,318
Beijing Gehua CATV Network Co. Ltd., Class A	42,400	86,282
Beijing Kunlun Tech Co. Ltd., Class A	35,800	145,545
Bluefocus Intelligent Communications Group Co. Ltd., Class A*	87,000	97,537
Changjiang Publishing & Media Co. Ltd., Class A	26,412	22,863
China South Publishing & Media Group Co. Ltd., Class A	31,200	51,011
Chinese Universe Publishing and Media Group Co. Ltd., Class A	29,489	56,867
Dr Peng Telecom & Media Group Co. Ltd., Class A*	62,300	86,852
G-bits Network Technology Xiamen Co. Ltd., Class A	1,873	169,309
Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	18,300	20,811
Hangzhou Shunwang Technology Co. Ltd., Class A	18,100	56,042
Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	130,500	74,105
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	33,200	35,525
Leo Group Co. Ltd., Class A	294,995	131,773
NanJi E-Commerce Co. Ltd., Class A	75,050	203,009
Ourpalm Co. Ltd., Class A*	120,400	155,722
People.cn Co. Ltd., Class A	24,000	69,755
Shandong Publishing & Media Co. Ltd., Class A	27,209	26,652
Wasu Media Holding Co. Ltd., Class A	24,900	40,601
Xinhuanet Co. Ltd., Class A	9,050	32,882
Youzu Interactive Co. Ltd., Class A	27,200	81,993
Zhejiang Daily Digital Culture Group Co. Ltd., Class A	34,000	55,440
Zhejiang Huace Film & TV Co. Ltd., Class A	53,400	64,857

(Cost $1,396,970)		1,886,751

Consumer Discretionary - 9.7%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	57,600	74,414
Anhui Xinhua Media Co. Ltd., Class A	25,900	23,139
Anhui Zhongding Sealing Parts Co. Ltd., Class A	31,800	51,017
BAIC BluePark New Energy Technology Co. Ltd., Class A*	76,000	71,559
Beiqi Foton Motor Co. Ltd., Class A*	200,100	76,239
Besttone Holdings Co. Ltd., Class A	13,800	34,347
BTG Hotels Group Co. Ltd., Class A	21,445	60,325
CCOOP Group Co. Ltd., Class A*	104,500	51,714
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	6,000	145,045
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	6,570	15,479
China CYTS Tours Holding Co. Ltd., Class A	25,200	45,469
Chongqing Department Store Co. Ltd., Class A	10,595	51,673
Chongqing Sokon Industry Group Co. Ltd., Class A	11,000	14,131
Chow Tai Seng Jewellery Co. Ltd., Class A	9,500	36,140
Dashang Co. Ltd., Class A	6,400	23,394
DongFeng Automobile Co. Ltd., Class A	34,800	23,419
Eastern Pioneer Driving School Co. Ltd., Class A	12,800	43,443
Easyhome New Retail Group Co. Ltd., Class A	13,100	18,550
Ecovacs Robotics Co. Ltd., Class A*	9,833	55,364
FAW Jiefang Group Co. Ltd.*	8,000	16,478
FAW Jiefang Group Co. Ltd., Class A*	32,100	66,118
Global Top E-Commerce Co. Ltd., Class A*	47,450	51,674
Hang Zhou Great Star Industrial Co. Ltd., Class A	23,353	74,044
Hisense Visual Technology Co. Ltd., Class A	34,100	73,275
Huizhou Desay Sv Automotive Co. Ltd., Class A	7,200	73,216
Jason Furniture Hangzhou Co. Ltd., Class A	7,914	75,937
Joyoung Co. Ltd., Class A	13,400	86,265
Keboda Technology Co. Ltd., Class A	1,900	21,066
KingClean Electric Co. Ltd., Class A	3,500	15,695
Kuang-Chi Technologies Co. Ltd., Class A*	37,500	123,717
Liaoning Cheng Da Co. Ltd., Class A	66,858	255,806
Loncin Motor Co. Ltd., Class A	44,650	27,767
Ningbo Huaxiang Electronic Co. Ltd., Class A	21,800	56,869
Ningbo Joyson Electronic Corp., Class A	32,320	108,326
Ningbo Tuopu Group Co. Ltd., Class A	18,407	111,727
Rainbow Digital Commercial Co. Ltd., Class A	20,900	33,805
Shandong Linglong Tyre Co. Ltd., Class A	20,900	72,949
Shanghai Jinjiang International Hotels Co. Ltd., Class A	14,000	85,018
Shenzhen MTC Co. Ltd., Class A*	78,700	85,130
Shenzhen Tellus Holding Co. Ltd., Class A	5,130	16,490
Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A*	41,750	57,899
Sichuan Changhong Electric Co. Ltd., Class A	160,600	74,084
Sinomach Automobile Co. Ltd., Class A	19,050	16,157
Sou Yu Te Group Co. Ltd., Class A*	80,724	31,463
Suofeiya Home Collection Co. Ltd., Class A	27,818	108,018
Visual China Group Co. Ltd., Class A	18,300	46,696
Wangfujing Group Co. Ltd., Class A	16,930	126,908

Wanxiang Qianchao Co. Ltd., Class A	59,900	49,754
Weifu High-Technology Group Co. Ltd., Class A	25,500	92,764
Wuchan Zhongda Group Co. Ltd., Class A	110,100	78,594
Wuhan Department Store Group Co. Ltd., Class A	20,109	54,835
Xiamen Intretech, Inc., Class A	6,000	51,589
Xinhua Winshare Publishing and Media Co. Ltd., Class A	6,900	11,694
Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	48,414	50,108
Zhejiang Semir Garment Co. Ltd., Class A	35,200	39,514
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A*	57,100	58,848
Zhejiang Yasha Decoration Co. Ltd., Class A	29,100	59,854

(Cost $2,494,018)		3,455,012

Consumer Staples - 8.2%
Angel Yeast Co. Ltd., Class A	21,575	218,890
Anhui Yingjia Distillery Co. Ltd., Class A	10,400	36,285
Beijing Dabeinong Technology Group Co. Ltd., Class A	128,262	212,887
Beijing Yanjing Brewery Co. Ltd., Class A	61,300	71,588
Bright Dairy & Food Co. Ltd., Class A	26,600	84,534
C&S Paper Co. Ltd., Class A	28,500	102,013
Chacha Food Co. Ltd., Class A	13,300	134,450
Chongqing Brewery Co. Ltd., Class A	10,600	140,888
Chongqing Fuling Zhacai Group Co. Ltd., Class A	24,138	180,234
COFCO Tunhe Sugar Co. Ltd., Class A	46,500	68,423
DaShenLin Pharmaceutical Group Co. Ltd., Class A	8,608	107,049
Guangdong Marubi Biotechnology Co. Ltd., Class A	1,900	21,357
Hebei Chengde Lolo Co., Class A	28,115	34,845
Heilongjiang Agriculture Co. Ltd., Class A	30,900	90,937
Hunan Dakang International Food & Agriculture Co. Ltd., Class A*	110,820	45,458
Jiajiayue Group Co. Ltd., Class A	10,600	67,017
Juewei Food Co. Ltd., Class A	13,300	182,891
Laobaixing Pharmacy Chain JSC, Class A	7,154	92,862
New Hope Dairy Co. Ltd., Class A	5,600	17,633
Opple Lighting Co. Ltd., Class A	6,590	28,090
Proya Cosmetics Co. Ltd., Class A	2,622	68,739
Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	25,600	57,925
Shanghai Bailian Group Co. Ltd., Class A	35,000	80,318
Shanghai Flyco Electrical Appliance Co. Ltd., Class A	2,100	17,532
Shanghai Jahwa United Co. Ltd., Class A	14,664	88,965
Shanghai Maling Aquarius Co. Ltd., Class A	28,500	55,083
Shenzhen Agricultural Products Group Co. Ltd., Class A	29,500	34,968
Sichuan Swellfun Co. Ltd., Class A	8,499	94,403
Sichuan Teway Food Group Co. Ltd., Class A	2,845	29,147
Tech-Bank Food Co. Ltd., Class A*	34,500	100,776
Toly Bread Co. Ltd., Class A	8,635	79,564
Yantai Changyu Pioneer Wine Co. Ltd., Class A	5,900	33,771
Yifeng Pharmacy Chain Co. Ltd., Class A	9,260	136,258
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	40,254	119,464

(Cost $1,699,764)		2,935,244

Energy - 2.0%
China Petroleum Engineering Corp.	72,800	31,138
COFCO Capital Holdings Co. Ltd., Class A	8,000	11,982
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	60,300	66,987
Guanghui Energy Co. Ltd., Class A*	177,200	75,275
Guizhou Gas Group Corp. Ltd., Class A	9,900	16,692
Huolinhe Opencut Coal Industry Corp. Ltd. of Inner Mongolia, Class A	25,100	37,923
Jizhong Energy Resources Co. Ltd., Class A	46,100	25,169
Nanjing Tanker Corp., Class A*	150,400	61,914
Oriental Energy Co. Ltd., Class A	50,200	71,742
Shandong Xinchao Energy Corp. Ltd., Class A*	177,400	47,132
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	52,000	47,823
Shanxi Xishan Coal & Electricity Power Co. Ltd., Class A	89,050	54,858
Yang Quan Coal Industry Group Co. Ltd., Class A	52,300	36,646
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	25,141	125,699

(Cost $671,107)		710,980

Financials - 4.9%
Bank of Qingdao Co. Ltd., Class A	35,800	27,175
Bank of Zhengzhou Co. Ltd., Class A	84,260	46,986
First Capital Securities Co. Ltd., Class A	109,900	172,464
Guangdong Golden Dragon Development, Inc., Class A*	19,474	42,642
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	23,985	73,492
Huaan Securities Co. Ltd., Class A	78,743	103,453
Huaxi Securities Co. Ltd., Class A	57,100	106,693
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	119,655	148,820
Jiangsu Financial Leasing Co. Ltd., Class A	39,000	34,102
Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	94,480	59,582

Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	55,000	50,502
Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	79,600	50,547
Kunwu Jiuding Investment Holdings Co. Ltd., Class A*	5,700	22,300
Northeast Securities Co. Ltd., Class A	61,049	95,536
Pacific Securities Co. Ltd., Class A*	297,600	184,634
Polaris Bay Group Co. Ltd., Class A*	53,200	105,464
Sealand Securities Co. Ltd., Class A	166,370	135,519
Shaanxi International Trust Co. Ltd., Class A	86,190	50,956
Shanghai AJ Group Co. Ltd., Class A	42,305	54,716
Shanxi Securities Co. Ltd., Class A	96,340	115,603
Wuxi Rural Commercial Bank Co. Ltd., Class A	56,300	48,161
Xishui Strong Year Co. Ltd. Inner Mongolia, Class A*	28,500	31,577

(Cost $1,428,658)		1,760,924

Health Care - 14.4%
Anhui Anke Biotechnology Group Co. Ltd., Class A	41,740	106,692
Apeloa Pharmaceutical Co. Ltd., Class A	25,600	106,320
Asymchem Laboratories Tianjin Co. Ltd., Class A	6,104	244,150
Beijing SL Pharmaceutical Co. Ltd., Class A	26,800	49,021
Beijing Tiantan Biological Products Corp. Ltd., Class A	27,395	169,282
Betta Pharmaceuticals Co. Ltd., Class A	8,800	168,079
Blue Sail Medical Co. Ltd., Class A	21,000	83,904
China Animal Husbandry Industry Co. Ltd., Class A	26,457	76,316
China National Accord Medicines Corp. Ltd., Class A	6,473	51,252
China National Medicines Corp. Ltd., Class A	13,133	85,945
China Resources Double Crane Pharmaceutical Co. Ltd., Class A	22,649	44,569
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	17,018	70,801
Da An Gene Co. Ltd. of Sun Yat-Sen University, Class A	26,762	150,017
Dezhan Healthcare Co. Ltd., Class A*	39,000	34,728
Dian Diagnostics Group Co. Ltd., Class A	18,940	118,502
Double Medical Technology, Inc., Class A	1,800	26,342
Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	28,300	65,314
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	10,000	157,190
Guangzhou Wondfo Biotech Co. Ltd., Class A	9,000	129,804
Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	30,700	46,743
Guizhou Xinbang Pharmaceutical Co. Ltd., Class A*	57,950	48,304
Hainan Poly Pharm Co. Ltd., Class A	9,499	67,058
Haisco Pharmaceutical Group Co. Ltd., Class A	7,000	26,987
Harbin Pharmaceutical Group Co. Ltd., Class A*	65,420	33,138
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	14,200	50,165
Humanwell Healthcare Group Co. Ltd., Class A	41,400	226,088
Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	18,048	34,145
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	26,185	140,705
Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	40,500	102,635
Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A*	33,400	20,917
Jinyu Bio-Technology Co. Ltd., Class A	49,204	206,864
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	42,356	120,508
Livzon Pharmaceutical Group, Inc., Class A	16,162	126,223
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	12,220	87,784
Ovctek China, Inc., Class A	13,200	125,847
Realcan Pharmaceutical Group Co. Ltd., Class A*	45,830	40,476
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	24,900	100,904
Shandong Pharmaceutical Glass Co. Ltd., Class A	20,800	153,640
Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	16,300	58,178
Shenzhen Neptunus Bioengineering Co. Ltd., Class A*	72,050	46,278
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	18,200	100,189
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	26,200	109,308
Tasly Pharmaceutical Group Co. Ltd., Class A	39,500	104,021
Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	78,400	64,892
Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	12,462	32,945
Vcanbio Cell & Gene Engineering Corp. Ltd., Class A*	14,200	62,394
Winning Health Technology Group Co. Ltd., Class A	74,555	230,729
Yifan Pharmaceutical Co. Ltd., Class A	32,300	141,360

Zhejiang Conba Pharmaceutical Co. Ltd., Class A*	81,140	67,041
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	31,740	203,267
Zhejiang Medicine Co. Ltd., Class A	29,400	78,325
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	13,700	119,515

(Cost $3,309,845)		5,115,801

Industrials - 16.3%
AECC Aero-Engine Control Co. Ltd., Class A	24,900	78,804
Avic Aviation High-Technology Co. Ltd., Class A	24,200	86,410
AVIC Electromechanical Systems Co. Ltd., Class A	78,800	118,827
Avic Heavy Machinery Co. Ltd., Class A	24,400	47,515
Beijing Originwater Technology Co. Ltd., Class A	83,000	117,891
Beijing Watertek Information Technology Co. Ltd., Class A	53,377	52,206
Bohai Leasing Co. Ltd., Class A*	107,600	45,237
Centre Testing International Group Co. Ltd., Class A	58,100	232,051
China Aerospace Times Electronics Co. Ltd., Class A	94,600	107,300
China Aluminum International Engineering Corp. Ltd., Class A	13,400	8,411
China Baoan Group Co. Ltd., Class A	112,580	125,723
China CAMC Engineering Co. Ltd., Class A	21,482	24,617
China First Heavy Industries, Class A*	119,300	56,426
China High Speed Railway Technology Co. Ltd., Class A	84,596	37,665
China International Marine Containers Group Co. Ltd., Class A	46,320	59,233
China Meheco Co. Ltd., Class A	23,187	53,649
China Merchants Port Group Co. Ltd., Class A	4,500	10,629
China Nuclear Engineering & Construction Corp. Ltd., Class A	34,600	43,033
China Railway Hi-tech Industry Co. Ltd., Class A	58,000	82,466
China Railway Tielong Container Logistics Co. Ltd., Class A	39,700	32,975
China XD Electric Co. Ltd., Class A	89,100	62,823
CITIC Heavy Industries Co. Ltd., Class A	75,500	44,196
CMST Development Co. Ltd., Class A*	38,300	28,458
COSCO SHIPPING Development Co. Ltd., Class A	172,400	53,354
COSCO SHIPPING Specialized Carriers Co. Ltd., Class A*	46,700	23,247
Dalian Port PDA Co. Ltd., Class A	134,520	39,667
Deppon Logistics Co. Ltd., Class A	12,500	32,407
Dongfang Electric Corp. Ltd., Class A	48,300	70,579
East Group Co. Ltd., Class A	40,300	36,474
Eternal Asia Supply Chain Management Ltd., Class A	64,600	49,886
Far East Smarter Energy Co. Ltd., Class A	48,200	29,130
Fujian Longking Co. Ltd., Class A	37,200	59,192
Gotion High-tech Co. Ltd., Class A*	36,581	135,317
Guangshen Railway Co. Ltd., Class A	147,500	52,323
Guangxi Liugong Machinery Co. Ltd., Class A	44,930	47,749
Guangzhou Port Co. Ltd., Class A	80,800	39,750
Guosheng Financial Holding, Inc., Class A*	50,487	74,142
Hefei Meiya Optoelectronic Technology, Inc., Class A	11,800	100,511
Henan Pinggao Electric Co. Ltd., Class A	35,400	39,843
Hongfa Technology Co. Ltd., Class A	19,480	132,743
Huaihe Energy Group Co. Ltd., Class A	67,600	22,105
Hunan Corun New Energy Co. Ltd., Class A*	50,311	29,451
Infore Environment Technology Group Co. Ltd., Class A	41,300	55,587
Inner Mongolia First Machinery Group Co. Ltd., Class A	36,700	65,735
Jiangxi Hongdu Aviation Industry Co. Ltd., Class A	18,700	100,921
Jihua Group Corp. Ltd., Class A	95,500	49,212
Juneyao Airlines Co. Ltd., Class A	25,640	40,910
Ming Yang Smart Energy Group Ltd., Class A	24,000	55,355
Minmetals Development Co. Ltd., Class A*	18,600	19,007
Nanyang Topsec Technologies Group, Inc., Class A*	35,380	112,798
North Industries Group Red Arrow Co. Ltd., Class A	30,247	48,393
North Navigation Control Technology Co. Ltd., Class A*	45,300	64,872
Orient Group, Inc., Class A*	129,190	90,335
Qingdao TGOOD Electric Co. Ltd., Class A	26,181	78,768
Rizhao Port Co. Ltd., Class A	80,200	33,015
Saurer Intelligent Technology Co. Ltd., Class A*	49,400	35,841
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A*	17,400	63,806
Shandong Hi-speed Co. Ltd., Class A	27,200	25,452
Shanghai Environment Group Co. Ltd., Class A	19,840	37,217
Shanghai Mechanical and Electrical Industry Co. Ltd., Class A	14,049	37,120
Shanghai Tunnel Engineering Co. Ltd., Class A	82,000	71,582
Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	16,300	37,286
Shenzhen Airport Co. Ltd., Class A	44,600	59,963
Shenzhen Colibri Technologies Co. Ltd., Class A	1,800	7,055

Shenzhen Tagen Group Co. Ltd., Class A	56,909	64,882
Shenzhen Techand Ecology & Environment Co. Ltd., Class A*	71,450	32,542
Shouhang High-Tech Energy Co. Ltd., Class A*	88,355	33,535
Siasun Robot & Automation Co. Ltd., Class A*	54,300	125,479
Sichuan Road & Bridge Co. Ltd., Class A	96,700	64,652
Sieyuan Electric Co. Ltd., Class A	26,480	99,150
Sinochem International Corp., Class A	60,060	48,835
Sinoma International Engineering Co., Class A	45,350	41,177
Sinotrans Ltd., Class A	68,600	36,652
Sungrow Power Supply Co. Ltd., Class A	44,500	142,459
Sunwoda Electronic Co. Ltd., Class A	48,000	168,027
Suzhou Anjie Technology Co. Ltd., Class A*	13,850	49,777
Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	58,400	89,600
TangShan Port Group Co. Ltd., Class A	128,874	49,102
Tian Di Science & Technology Co. Ltd., Class A	72,000	34,369
Tianjin Capital Environmental Protection Group Co. Ltd., Class A	18,900	20,251
Tianjin Port Co. Ltd., Class A	52,464	36,991
Tus Environmental Science And Technology Development Co. Ltd., Class A*	31,100	40,497
Wolong Electric Group Co. Ltd., Class A	33,939	63,466
Xiamen C & D, Inc., Class A	74,000	103,920
Xiamen ITG Group Corp. Ltd., Class A	56,348	59,142
Xinjiang Communications Construction Group Co. Ltd., Class A	8,400	22,955
Xuji Electric Co. Ltd., Class A	26,300	60,353
Zhefu Holding Group Co. Ltd., Class A*	70,000	56,917
Zhejiang Dingli Machinery Co. Ltd., Class A	8,520	131,513
Zhejiang Kaishan Compressor Co. Ltd., Class A*	14,900	42,653
Zhejiang Wanliyang Co. Ltd., Class A	29,100	41,715
Zhejiang Weiming Environment Protection Co. Ltd., Class A	16,376	59,787
Zhejiang Weixing New Building Materials Co. Ltd., Class A	27,380	57,156
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	45,300	56,672
Zhongshan Broad Ocean Motor Co. Ltd., Class A*	61,700	36,568

(Cost $4,767,966)		5,785,439

Information Technology - 16.3%
Accelink Technologies Co. Ltd., Class A	17,700	84,801
Addsino Co. Ltd., Class A	56,100	166,081
Anhui Tatfook Technology Co. Ltd., Class A*	16,640	34,663
Beijing Dahao Technology Corp. Ltd., Class A	8,046	11,816
Beijing E-Hualu Information Technology Co. Ltd., Class A	17,040	97,186
Beijing Jetsen Technology Co. Ltd., Class A*	89,600	75,208
Beijing Orient National Communication Science & Technology Co. Ltd., Class A	36,719	76,115
Beijing Teamsun Technology Co. Ltd., Class A	47,960	93,185
Beijing Thunisoft Corp. Ltd., Class A	28,400	109,283
Beijing Ultrapower Software Co. Ltd., Class A*	85,300	82,059
Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	37,100	53,888
Changsha Jingjia Microelectronics Co. Ltd., Class A	5,300	56,611
China TransInfo Technology Co. Ltd., Class A	34,600	123,544
Doushen Beijing Education & Technology, Inc., Class A*	30,220	86,112
Eastern Communications Co. Ltd., Class A	20,800	45,333
Flat Glass Group Co. Ltd., Class A	7,200	25,267
Fujian Star-net Communication Co. Ltd., Class A	17,800	76,550
GCI Science & Technology Co. Ltd., Class A	15,000	34,750
GCL System Integration Technology Co. Ltd., Class A*	132,600	83,428
GRG Banking Equipment Co. Ltd., Class A	52,400	107,013
Guangdong Ellington Electronics Technology Co. Ltd., Class A	17,400	24,816
Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A*	31,300	148,086
Guangzhou Haige Communications Group, Inc. Co., Class A	80,500	155,352
Guomai Technologies, Inc., Class A	21,900	28,708
Hangzhou First Applied Material Co. Ltd., Class A	10,066	103,095
Hangzhou Silan Microelectronics Co. Ltd., Class A	34,180	83,825
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	35,700	61,078
Hexing Electrical Co. Ltd., Class A	8,570	19,078
HNA Technology Co. Ltd., Class A*	78,300	41,606
Holitech Technology Co. Ltd., Class A	81,300	62,307
Huagong Tech Co. Ltd., Class A	35,159	124,976
Hubei Kaile Science & Technology Co. Ltd., Class A*	34,800	67,921
Hytera Communications Corp. Ltd., Class A*	40,000	50,917
IRICO Display Devices Co. Ltd., Class A*	31,200	20,587
Jiangsu Zongyi Co. Ltd., Class A*	33,900	32,859
Leyard Optoelectronic Co. Ltd., Class A	77,400	77,735
MLS Co. Ltd., Class A	22,200	50,685
Neusoft Corp., Class A*	37,800	66,437
Newland Digital Technology Co. Ltd., Class A	32,040	81,056

PCI-Suntek Technology Co. Ltd., Class A	60,900	87,479
Shanghai 2345 Network Holding Group Co. Ltd., Class A	250,148	110,280
Shanghai Baosight Software Co. Ltd., Class A	11,250	114,171
Shanghai Belling Co. Ltd., Class A	24,500	63,268
Shenzhen Aisidi Co. Ltd., Class A	26,900	38,836
Shenzhen Everwin Precision Technology Co. Ltd., Class A	23,780	84,216
Shenzhen Kaifa Technology Co. Ltd., Class A	32,000	118,885
Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	26,200	76,875
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,120	55,224
Shenzhen Sunlord Electronics Co. Ltd., Class A	28,200	98,510
Shenzhen Suntak Circuit Technology Co. Ltd., Class A	15,400	42,983
Taiji Computer Corp. Ltd., Class A	15,119	67,117
Thunder Software Technology Co. Ltd., Class A	12,900	173,248
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	10,100	75,385
Tianma Microelectronics Co. Ltd., Class A	44,700	107,210
Tianshui Huatian Technology Co. Ltd., Class A	95,800	221,520
Tongding Interconnection Information Co. Ltd., Class A*	32,900	25,983
TongFu Microelectronics Co. Ltd., Class A*	30,200	104,968
Venustech Group, Inc., Class A	28,548	158,945
Visionox Technology, Inc., Class A*	35,700	83,383
Wangsu Science & Technology Co. Ltd., Class A	84,700	113,258
Westone Information Industry, Inc., Class A	25,504	81,759
Wonders Information Co. Ltd., Class A*	36,194	140,278
Wuhan Guide Infrared Co. Ltd., Class A	27,735	155,350
Wuhu Token Science Co. Ltd., Class A	106,600	183,468
Wuxi Taiji Industry Co. Ltd., Class A	55,200	90,734
Xiamen Faratronic Co. Ltd., Class A	5,900	56,371
Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class A	5,300	24,588
Zhejiang Crystal-Optech Co. Ltd., Class A	53,162	130,921
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	28,000	106,518

(Cost $4,215,559)		5,815,748

Materials - 16.7%
ADAMA Ltd., Class A	19,800	26,794
Angang Steel Co. Ltd., Class A	104,300	40,957
Befar Group Co. Ltd., Class A	47,033	34,879
Beijing Sanju Environmental Protection and New Material Co. Ltd., Class A	61,300	57,182
Beijing Shougang Co. Ltd., Class A*	69,000	53,082
Chengzhi Co. Ltd., Class A	16,309	36,426
China Hainan Rubber Industry Group Co. Ltd., Class A	74,400	58,757
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co. Ltd., Class A*	59,900	43,808
China West Construction Group Co. Ltd., Class A	22,000	35,680
Chongqing Iron & Steel Co. Ltd., Class A*	255,100	55,859
COFCO Biotechnology Co. Ltd., Class A	48,685	72,705
CSG Holding Co. Ltd., Class A	60,861	52,062
Do-Fluoride Chemicals Co. Ltd., Class A	29,700	48,038
Elion Clean Energy Co. Ltd., Class A	59,500	31,095
Fangda Special Steel Technology Co. Ltd., Class A*	46,946	38,857
Gansu Jiu Steel Group Hongxing Iron & Steel Co. Ltd., Class A*	136,200	32,209
GEM Co. Ltd., Class A	167,252	132,331
Grace Fabric Technology Co. Ltd., Class A	4,200	7,731
Guangdong HEC Technology Holding Co. Ltd., Class A*	65,505	61,964
Guangdong Tapai Group Co. Ltd., Class A	31,100	71,595
Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,920	70,230
Hainan Mining Co. Ltd., Class A*	17,000	15,312
Hangzhou Iron & Steel Co., Class A	58,710	64,278
Hongda Xingye Co. Ltd., Class A	67,578	39,361
Huafon Microfibre Shanghai Technology Co. Ltd.	37,050	38,887
Huaibei Mining Holdings Co. Ltd., Class A	18,900	26,072
Huapont Life Sciences Co. Ltd., Class A	68,850	55,480
Huaxin Cement Co. Ltd., Class A	29,772	121,517
Hubei Xingfa Chemicals Group Co. Ltd., Class A	22,420	37,998
Hunan Gold Corp. Ltd., Class A	36,600	50,917
Hunan Valin Steel Co. Ltd., Class A	79,920	56,817
Jiangsu Eastern Shenghong Co. Ltd., Class A	42,300	36,617
Jiangsu Shagang Co. Ltd., Class A	77,100	133,935
Jiangsu Yangnong Chemical Co. Ltd., Class A	8,100	108,204
Jilin Yatai Group Co. Ltd., Class A*	141,300	73,019
Jinduicheng Molybdenum Co. Ltd., Class A	42,100	38,411
Kingfa Sci & Tech Co. Ltd., Class A	78,700	199,901
Lianhe Chemical Technology Co. Ltd., Class A	32,159	134,968
Liuzhou Iron & Steel Co. Ltd., Class A	22,300	15,951
Luxi Chemical Group Co. Ltd., Class A	44,600	66,539
Maanshan Iron & Steel Co. Ltd., Class A	129,700	53,203
Nanjing Hanrui Cobalt Co. Ltd., Class A	6,600	70,998
Nanjing Iron & Steel Co. Ltd., Class A	134,200	62,689
Ningbo Shanshan Co. Ltd., Class A	49,561	81,681
ORG Technology Co. Ltd., Class A	61,350	50,153

Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A*	186,700	59,415
Red Avenue New Materials Group Co. Ltd., Class A	7,600	36,623
Rising Nonferrous Metals Share Co. Ltd., Class A*	7,900	37,676
Sansteel Minguang Co. Ltd. Fujian, Class A	53,250	54,025
SGIS Songshan Co. Ltd., Class A	52,600	33,632
Shandong Chenming Paper Holdings Ltd., Class A	58,050	49,234
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	49,761	195,258
Shandong Iron and Steel Co. Ltd., Class A*	237,930	47,931
Shandong Sinocera Functional Material Co. Ltd., Class A	33,700	202,142
Shandong Sun Paper Industry JSC Ltd., Class A	67,900	138,371
Shanghai Huayi Group Co. Ltd., Class A	24,300	19,901
Shanghai Putailai New Energy Technology Co. Ltd., Class A	5,700	82,409
Shanxi Taigang Stainless Steel Co. Ltd., Class A	99,100	52,947
Shanying International Holding Co. Ltd., Class A*	139,900	66,169
Shenghe Resources Holding Co. Ltd., Class A*	53,390	59,778
Shenzhen Jinjia Group Co. Ltd., Class A	38,200	58,720
Shenzhen YUTO Packaging Technology Co. Ltd., Class A	15,240	82,158
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	108,600	70,864
Sichuan Hebang Biotechnology Co. Ltd., Class A*	230,380	47,083
Sinoma Science & Technology Co. Ltd., Class A	29,200	84,953
Tangshan Jidong Cement Co. Ltd., Class A	41,181	107,727
Tangshan Sanyou Chemical Industries Co. Ltd., Class A	53,900	48,704
Tibet Summit Resources Co. Ltd., Class A*	15,920	24,169
Tongkun Group Co. Ltd., Class A	48,400	113,964
Tongling Nonferrous Metals Group Co. Ltd., Class A	320,400	107,107
Transfar Zhilian Co. Ltd., Class A	56,700	49,994
Western Mining Co. Ltd., Class A	82,900	97,056
Xiamen Tungsten Co. Ltd., Class A	36,720	78,797
Xinfengming Group Co. Ltd., Class A	7,316	11,961
Xinjiang Tianshan Cement Co. Ltd., Class A	27,400	90,396
Xinjiang Zhongtai Chemical Co. Ltd., Class A	74,700	54,741
Xinxing Ductile Iron Pipes Co. Ltd., Class A	104,150	59,143
Xinyu Iron & Steel Co. Ltd., Class A	69,300	43,500
Yintai Gold Co. Ltd., Class A	51,920	122,480
Yunnan Aluminium Co. Ltd., Class A*	68,000	60,651
Yunnan Chihong Zinc & Germanium Co. Ltd., Class A	132,800	77,932
Yunnan Copper Co. Ltd., Class A*	44,600	97,530
Yunnan Tin Co. Ltd., Class A*	43,530	61,511
Zhejiang Hailiang Co. Ltd., Class A	42,400	53,911
Zhejiang Huafeng Spandex Co. Ltd., Class A	60,400	68,950
Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	43,600	69,248
Zhejiang Jinke Culture Industry Co. Ltd., Class A*	76,991	43,495
Zhejiang Juhua Co. Ltd., Class A	58,690	59,973
Zhejiang Runtu Co. Ltd., Class A	30,000	42,786
Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	3,760	12,053
Zhejiang Satellite Petrochemical Co. Ltd., Class A	23,200	66,515
Zibo Qixiang Tengda Chemical Co. Ltd., Class A	30,915	39,805

(Cost $4,819,110)		5,938,537

Real Estate - 4.0%
Beijing Capital Development Co. Ltd., Class A	56,100	55,934
Beijing Urban Construction Investment & Development Co. Ltd., Class A	58,920	50,144
China Enterprise Co. Ltd., Class A	79,500	49,091
China Merchants Property Operation & Service Co. Ltd., Class A	18,500	84,259
China Sports Industry Group Co. Ltd., Class A	27,901	59,058
China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	7,200	12,634
Chongqing Dima Industry Co. Ltd., Class A	63,500	29,107
Cinda Real Estate Co. Ltd., Class A	37,200	26,826
Financial Street Holdings Co. Ltd., Class A	52,000	51,921
Grandjoy Holdings Group Co. Ltd., Class A	55,900	44,636
Greattown Holdings Ltd., Class A	69,264	59,150
Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	67,600	49,440
HNA Infrastructure Investment Group Co. Ltd., Class A*	68,000	74,251
Huafa Industrial Co. Ltd. Zhuhai, Class A	73,640	76,002
Nanjing Gaoke Co. Ltd., Class A	37,620	63,869
Oceanwide Holdings Co. Ltd., Class A	67,800	40,777
Shanghai Industrial Development Co. Ltd., Class A	40,090	34,295
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,800	30,679
Shanghai Shimao Co. Ltd., Class A	48,900	46,970
Shanghai SMI Holding Co. Ltd., Class A	55,000	46,647
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	33,700	108,671

Shenzhen Huaqiang Industry Co. Ltd., Class A	13,640	29,787
Shenzhen World Union Group, Inc., Class A	53,210	32,857
Sichuan Languang Development Co. Ltd., Class A	65,565	52,641
Suning Universal Co. Ltd., Class A	66,000	32,950
Tahoe Group Co. Ltd., Class A*	43,300	32,616
Tianjin Guangyu Development Co. Ltd., Class A	24,300	27,776
Zhejiang China Commodities City Group Co. Ltd., Class A	118,900	104,315

(Cost $1,303,969)		1,407,303

Utilities - 2.1%
An Hui Wenergy Co. Ltd., Class A	49,300	30,658
Beijing Capital Co. Ltd., Class A	148,300	74,038
CECEP Wind-Power Corp., Class A	72,300	29,975
Chengdu Xingrong Environment Co. Ltd., Class A	77,900	60,043
Chongqing Gas Group Corp. Ltd., Class A	8,100	8,773
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	75,700	77,354
Hubei Energy Group Co. Ltd., Class A	84,900	48,336
Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	101,000	38,629
Jointo Energy Investment Co. Ltd. Hebei, Class A	31,200	24,868
Luenmei Quantum Co. Ltd., Class A	39,750	78,569
Shanghai Electric Power Co. Ltd., Class A	56,900	62,546
Shenergy Co. Ltd., Class A	106,749	89,291
Shenzhen Energy Group Co. Ltd., Class A	62,060	51,910
Shenzhen Gas Corp. Ltd., Class A	25,000	27,663
Zhongshan Public Utilities Group Co. Ltd., Class A	38,460	48,788

(Cost $723,427)		751,441

TOTAL COMMON STOCKS (Cost $26,830,393)		35,563,180

TOTAL INVESTMENTS - 99.9% (Cost $26,830,393)		$35,563,180
Other assets and liabilities, net - 0.1%		49,198

NET ASSETS - 100.0%		$35,612,378

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*	Non-income producing security.

JSC:	Joint Stock Company

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$35,563,180	$—	$—	$35,563,180

TOTAL	$35,563,180	$—	$—	$35,563,180

(a)	See Schedule of Investments for additional detailed categorizations.

During the period ended August 31, 2020, the amount of transfers from Level 3 and Level 1 was $68,258. The investments were transferred from Level 3 to Level 1 due to the availability of a pricing source supported by observable inputs.